Fair value of financial instruments (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

The following tables provide a comparison of the carrying and fair values for each classification of financial instruments. Embedded derivatives are presented on a combined basis with the host contracts. Refer to Note 2 and Note 3 of our audited 2018 Annual Consolidated Financial Statements for a description of the valuation techniques and inputs used in the fair value measurement of our financial instruments. There have been no significant changes to our determination of fair value during the quarter.

	As at April 30, 2019
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$12,861	$–	$–	$13,857	$13,857	$26,718	$26,718
Securities
Trading	130,612	8,304	–	–	–	–	138,916	138,916
Investment, net of applicable allowance	–	–	54,397	537	47,141	47,131	102,075	102,065
	130,612	8,304	54,397	537	47,141	47,131	240,991	240,981
Assets purchased under reverse repurchase agreements and securities borrowed	239,657	–	–	–	69,863	69,865	309,520	309,522
Loans, net of applicable allowance
Retail	135	195	96	–	404,748	405,181	405,174	405,607
Wholesale	7,271	1,746	477	–	187,724	186,967	197,218	196,461
	7,406	1,941	573	–	592,472	592,148	602,392	602,068
Other
Derivatives	84,812	–	–	–	–	–	84,812	84,812
Other assets (1)	1,458	–	–	–	46,445	46,445	47,903	47,903
Financial liabilities
Deposits
Personal	$152	$15,880			$270,463	$270,325	$286,495	$286,357
Business and government (2)	(18)	109,592			435,093	435,936	544,667	545,510
Bank (3)	–	4,601			28,338	28,379	32,939	32,980
	134	130,073			733,894	734,640	864,101	864,847
Other
Obligations related to securities sold short	34,049	–			–	–	34,049	34,049
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,288			5,692	5,693	223,980	223,981
Derivatives	82,168	–			–	–	82,168	82,168
Other liabilities (4)	(1,159)	33			58,132	58,103	57,006	56,977
Subordinated debentures	–	–			9,360	9,524	9,360	9,524

	As at October 31, 2018
	Carrying value and fair value				Carrying value	Fair value
(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$20,274	$–	$–	$16,197	$16,197	$36,471	$36,471
Securities
Trading	121,031	7,227	–	–	–	–	128,258	128,258
Investment, net of applicable allowance	–	–	48,093	406	46,109	45,367	94,608	93,866
	121,031	7,227	48,093	406	46,109	45,367	222,866	222,124
Assets purchased under reverse repurchase agreements and securities borrowed	219,108	–	–	–	75,494	75,490	294,602	294,598
Loans, net of applicable allowance
Retail	69	190	94	–	397,102	394,051	397,455	394,404
Wholesale	7,129	1,540	458	–	170,236	168,087	179,363	177,214
	7,198	1,730	552	–	567,338	562,138	576,818	571,618
Other
Derivatives	94,039	–	–	–	–	–	94,039	94,039
Other assets (1)	1,373	–	–	–	46,205	46,205	47,578	47,578
Financial liabilities
Deposits
Personal	$150	$14,602			$255,402	$255,115	$270,154	$269,867
Business and government (2)	(11)	103,446			430,936	431,158	534,371	534,593
Bank (3)	–	7,072			25,449	25,462	32,521	32,534
	139	125,120			711,787	711,735	837,046	836,994
Other
Obligations related to securities sold short	32,247	–			–	–	32,247	32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	201,839			4,975	4,976	206,814	206,815
Derivatives	90,238	–			–	–	90,238	90,238
Other liabilities (4)	(1,434)	18			54,917	54,880	53,501	53,464
Subordinated debentures	–	–			9,131	9,319	9,131	9,319

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy

Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	April 30, 2019						October 31, 2018
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$12,861	$–	$		$12,861	$–	$20,274	$–	$		$20,274
Securities
Trading
Issued or guaranteed
Canadian government debt (1)
Federal	12,161	5,219	–			17,380	8,342	6,231	–			14,573
Provincial and municipal	–	11,291	–			11,291	–	11,350	–			11,350
U.S. state, municipal and agencies debt (1)	962	35,523	67			36,552	2,068	31,030	66			33,164
Other OECD government debt (2)	4,285	5,018	–			9,303	1,151	9,018	–			10,169
Mortgage-backed securities (1)	–	967	–			967	–	1,001	–			1,001
Asset-backed securities
Non-CDO securities (3)	–	963	4			967	–	1,023	110			1,133
Corporate debt and other debt	–	22,831	21			22,852	2	22,303	21			22,326
Equities	36,383	2,114	1,107			39,604	30,847	2,547	1,148			34,542
	53,791	83,926	1,199			138,916	42,410	84,503	1,345			128,258
Investment
Issued or guaranteed
Canadian government debt (1)
Federal	–	451	–			451	–	238	–			238
Provincial and municipal	–	2,138	–			2,138	–	1,554	–			1,554
U.S. state, municipal and agencies debt (1)	–	16,241	–			16,241	–	18,136	–			18,136
Other OECD government debt	–	4,192	–			4,192	–	1,470	–			1,470
Mortgage-backed securities (1)	–	2,540	28			2,568	–	2,174	–			2,174
Asset-backed securities
CDO	–	7,062	–			7,062	–	6,239	–			6,239
Non-CDO securities	–	884	–			884	–	863	–			863
Corporate debt and other debt	–	20,715	146			20,861	–	17,227	192			17,419
Equities	42	175	296			513	42	103	237			382
Loan substitute securities	–	24	–			24	–	24	–			24
	42	54,422	470			54,934	42	48,028	429			48,499
Assets purchased under reverse repurchase agreements and securities borrowed	–	239,657	–			239,657	–	219,108	–			219,108
Loans	–	9,161	759			9,920	–	8,929	551			9,480
Other
Derivatives
Interest rate contracts	–	36,222	239			36,461	1	33,862	222			34,085
Foreign exchange contracts	–	32,343	45			32,388	–	43,253	53			43,306
Credit derivatives	–	187	–			187	–	38	–			38
Other contracts	2,724	14,007	57			16,788	5,868	11,654	296			17,818
Valuation adjustments	–	(643)	3			(640)	–	(631)	6			(625)
Total gross derivatives	2,724	82,116	344			85,184	5,869	88,176	577			94,622
Netting adjustments					(372)	(372)					(583)	(583)
Total derivatives						84,812						94,039
Other assets	1,208	184	66			1,458	1,020	288	65			1,373
	$57,765	$482,327	$2,838		$(372)	$542,558	$49,341	$469,306	$2,967		$(583)	$521,031
Financial Liabilities
Deposits
Personal	$–	$15,840	$192	$		$16,032	$–	$14,362	$390	$		$14,752
Business and government	–	109,574	–			109,574	–	103,440	(5)			103,435
Bank	–	4,601	–			4,601	–	7,072	–			7,072
Other
Obligations related to securities sold short	18,107	15,942	–			34,049	17,732	14,515	–			32,247
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,288	–			218,288	–	201,839	–			201,839
Derivatives
Interest rate contracts	–	30,297	824			31,121	–	29,620	726			30,346
Foreign exchange contracts	–	33,291	28			33,319	–	41,836	32			41,868
Credit derivatives	–	281	–			281	–	94	–			94
Other contracts	2,561	15,020	247			17,828	4,369	13,730	380			18,479
Valuation adjustments	–	(6)	(3)			(9)	–	29	5			34
Total gross derivatives	2,561	78,883	1,096			82,540	4,369	85,309	1,143			90,821
Netting adjustments					(372)	(372)					(583)	(583)
Total derivatives						82,168						90,238
Other liabilities	187	(1,369)	56			(1,126)	170	(1,654)	68			(1,416)
	$20,855	$441,759	$1,344		$(372)	$463,586	$22,271	$424,883	$1,596		$(583)	$448,167

(1)	As at April 30, 2019, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $22,962 million and $nil (October 31, 2018 – $16,776 million and $nil), respectively, and in all fair value levels of Investment securities were $6,117 million and $1,673 million (October 31, 2018 – $4,713 million and $1,348 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

Changes in fair value measurement for instruments measured on a recurring basis and categorized in Level 3

	For the three months ended April 30, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$65	$–	$2	$–	$–	$–	$–	$67	$–
Asset-backed securities
Non-CDO securities	9	–	–	–	(5)	–	–	4	1
Corporate debt and other debt	22	–	–	–	(1)	–	–	21	–
Equities	1,076	(29)	16	70	(35)	9	–	1,107	(12)
	1,172	(29)	18	70	(41)	9	–	1,199	(11)
Investment
Mortgage-backed securities	27	–	1	–	–	–	–	28	n.a.
Corporate debt and other debt	135	–	11	–	–	–	–	146	n.a.
Equities	247	–	10	–	39	–	–	296	n.a.
Loan substitute securities	–	–	–	–	–	–	–	–	n.a.
	409	–	22	–	39	–	–	470	n.a.
Loans	826	12	1	48	(2)	53	(179)	759	5
Other
Net derivative balances (3)
Interest rate contracts	(550)	(27)	–	(193)	184	1	–	(585)	(31)
Foreign exchange contracts	12	1	3	(1)	–	–	2	17	1
Other contracts	(102)	35	(3)	(6)	13	(22)	(105)	(190)	14
Valuation adjustments	13	–	–	–	(7)	–	–	6	–
Other assets	61	10	1	–	(6)	–	–	66	10
	$1,841	$2	$42	$(82)	$180	$41	$(282)	$1,742	$(12)
Liabilities
Deposits
Personal	$(91)	$(4)	$–	$(24)	$6	$(107)	$28	$(192)	$(7)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(52)	(5)	(2)	1	2	–	–	(56)	(4)
	$(143)	$(9)	$(2)	$(23)	$8	$(107)	$28	$(248)	$(11)

	For the three months ended April 30, 2018
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$187	$12	$8	$–	$(141)	$–	$–	$66	$4
Asset-backed securities
Non-CDO securities	196	14	5	–	(100)	–	–	115	14
Corporate debt and other debt	29	(1)	–	–	–	–	(5)	23	–
Equities	975	(32)	36	54	(33)	–	–	1,000	(18)
	1,387	(7)	49	54	(274)	–	(5)	1,204	–
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	28	–	1	–	–	4	–	33	n.a.
Equities	246	–	1	–	(1)	–	–	246	n.a.
Loan substitute securities	3	–	1	–	–	–	–	4	n.a.
	277	–	3	–	(1)	4	–	283	n.a.
Loans	521	3	–	164	(1)	–	–	687	3
Other
Net derivative balances (3)
Interest rate contracts	(512)	(11)	–	23	–	–	(5)	(505)	(11)
Foreign exchange contracts	33	(2)	2	(1)	(1)	4	(1)	34	(3)
Other contracts	(157)	(5)	(5)	(18)	(11)	21	63	(112)	(28)
Valuation adjustments	(11)	–	–	–	(11)	–	–	(22)	–
Other assets	0	0	0	0	0	0	0	0	0
	$1,538	$(22)	$49	$222	$(299)	$29	$52	$1,569	$(39)
Liabilities
Deposits
Personal	$(554)	$(14)	$(6)	$(18)	$4	$(108)	$442	$(254)	$(5)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(28)	–	(1)	–	5	–	–	(24)	–
	$(582)	$(14)	$(7)	$(18)	$9	$(108)	$442	$(278)	$(5)

	For the six months ended April 30, 2019
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$66	$(1)	$2	$–	$–	$–	$–	$67	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(121)	–	–	4	2
Corporate debt and other debt	21	1	–	–	(1)	–	–	21	–
Equities	1,148	(47)	16	150	(178)	18	–	1,107	(17)
	1,345	(32)	18	150	(300)	18	–	1,199	(15)
Investment
Mortgage-backed securities	–	–	1	27	–	–	–	28	n.a.
Corporate debt and other debt	192	(3)	13	–	(56)	–	–	146	n.a.
Equities	237	–	20	–	39	–	–	296	n.a.
Loan substitute securities	–	–	–	–	–	–	–	–	n.a.
	429	(3)	34	27	(17)	–	–	470	n.a.
Loans	551	29	2	312	(4)	53	(184)	759	21
Other
Net derivative balances (3)
Interest rate contracts	(504)	(95)	–	(193)	224	3	(20)	(585)	(37)
Foreign exchange contracts	21	(6)	9	1	–	(1)	(7)	17	–
Other contracts	(84)	80	(3)	(15)	(10)	(39)	(119)	(190)	74
Valuation adjustments	1	–	–	–	5	–	–	6	–
Other assets	65	10	1	–	(10)	–	–	66	10
	$1,824	$(17)	$61	$282	$(112)	$34	$(330)	$1,742	$53
Liabilities
Deposits
Personal	$(390)	$(34)	$(1)	$(33)	$11	$(125)	$380	$(192)	$(5)
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(5)	(2)	1	18	–	–	(56)	(3)
	$(453)	$(39)	$(3)	$(32)	$29	$(125)	$375	$(248)	$(8)

	For the six months ended April 30, 2018
(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Issued or guaranteed
U.S. state, municipal and agencies debt	$508	$16	$(5)	$–	$(453)	$–	$–	$66	$(1)
Asset-backed securities
Non-CDO securities	196	26	(1)	–	(106)	–	–	115	11
Corporate debt and other debt	30	(2)	–	–	–	–	(5)	23	(1)
Equities	923	(100)	15	233	(73)	4	(2)	1,000	(41)
	1,657	(60)	9	233	(632)	4	(7)	1,204	(32)
Investment
Mortgage-backed securities	–	–	–	–	–	–	–	–	n.a.
Corporate debt and other debt	29	(5)	5	–	–	4	–	33	n.a.
Equities	217	–	27	–	2	–	–	246	n.a.
Loan substitute securities	3	–	1	–	–	–	–	4	n.a.
	249	(5)	33	–	2	4	–	283	n.a.
Loans	477	2	(1)	214	(5)	–	–	687	2
Other
Net derivative balances (3)
Interest rate contracts	(455)	34	–	50	1	–	(135)	(505)	34
Foreign exchange contracts	21	4	3	(1)	3	5	(1)	34	3
Other contracts	(181)	48	1	(16)	(45)	(13)	94	(112)	72
Valuation adjustments	(16)	–	–	–	(6)	–	–	(22)	–
Other assets	–	–	–	–	–	–	–	–	–
	$1,752	$23	$45	$480	$(682)	$–	$(49)	$1,569	$79
Liabilities
Deposits
Personal	$(465)	$(45)	$(2)	$(167)	$26	$(160)	$559	$(254)	$(14)
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(24)	(1)	–	(5)	6	–	–	(24)	–
	$(489)	$(46)	$(2)	$(172)	$32	$(160)	$559	$(278)	$(14)

(1)	These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $18 million for the three months ended April 30, 2019 (April 30, 2018 – losses of $2 million) and gains of $29 million for the six months ended April 30, 2019 (April 30, 2018 – gains of $30 million), excluding the translation gains or losses arising on consolidation.
(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at April 30, 2019 included derivative assets of $344 million (April 30, 2018 – $661 million) and derivative liabilities of $1,096 million (April 30, 2018 – $1,266 million).
n.a.	not applicable

Summary of Net Interest Income from Financial Instruments

	For the three months ended		For the six months ended
(Millions of Canadian dollars)	April 30 2019	April 30 2018 (1)	April 30 2019	April 30 2018 (1)
Interest and dividend income (2), (3)
Financial instruments measured at fair value through profit or loss	$2,900	$1,847	$5,787	$3,508
Financial instruments measured at fair value through other comprehensive income	288	172	560	324
Financial instruments measured at amortized cost	6,944	5,846	13,934	11,573
	10,132	7,865	20,281	15,405
Interest expense (2)
Financial instruments measured at fair value through profit or loss	$2,479	$1,456	$4,997	$2,734
Financial instruments measured at amortized cost	2,816	1,988	5,563	3,805
	5,295	3,444	10,560	6,539
Net interest income	$4,837	$4,421	$9,721	$8,866

(1)	Amounts have been revised from those previously presented.
(2)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Interim Consolidated Statements of Income. For the three months ended April 30, 2019, Interest income of $114 million (April 30, 2018 – $113 million), and Interest expense of $1 million (April 30, 2018 – $2 million). For the six months ended April 30, 2019, Interest Income of $243 million (April 30, 2018 – $238 million), and Interest expense of $2 million (April 30, 2018 – $3 million).
(3)	Includes dividend income for the three months ended April 30, 2019 of $456 million (April 30, 2018 – $393 million) and for the six months ended April 30, 2019 of $893 million (April 30, 2018 – $760 million).